Summary of the Warrants (Details) - $ / shares	Sep. 30, 2024		Mar. 13, 2024	Dec. 31, 2023		Jul. 31, 2023	May 18, 2023	Apr. 10, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	10,905,901			7,070,627
Exercise price			$ 8.10					$ 7.50
Expiration date							May 18, 2028
Dragasac Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	652,981	[1]		652,981	[2]
Exercise price	$ 2.4898	[1]		$ 67.70	[2]
Expiration date	Mar. 16, 2025	[1]		Mar. 16, 2025	[2]
Public Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	1,437,447	[3]		1,437,447	[4]
Exercise price	$ 115.00	[3]		$ 115.00	[4]
Expiration date	Jul. 16, 2026	[3]		Jul. 16, 2026	[4]
Sponsor Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	849,999	[3]		849,999	[4]
Exercise price	$ 115.00	[3]		$ 115.00	[4]
Expiration date	Jul. 16, 2026	[3]		Jul. 16, 2026	[4]
May Two Thousand Twenty Two Private Investment In Public Equity Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	405,405			405,405
Exercise price	$ 3.50			$ 3.50
Expiration date	Oct. 10, 2028			Oct. 10, 2028
March Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	208,485			208,485
Exercise price	$ 30.00			$ 30.00
Expiration date	Mar. 27, 2028			Mar. 27, 2028
March Two Thousand Twenty Three Private Investment in Public Equity Warrants, Modified [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	729,698			729,698
Exercise price	$ 10.00			$ 10.00
Expiration date	Mar. 27, 2028			Mar. 27, 2028
March Two Thousand Twenty Three Loan Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	75,000	[5]		75,000
Exercise price	$ 5.895	[5]		$ 7.10
Expiration date	Mar. 17, 2028	[5]		Mar. 17, 2028
April Two Thousand Twenty Three Registered Direct Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	435,625			435,625
Exercise price	$ 7.50			$ 7.50
Expiration date	Oct. 10, 2028			Oct. 10, 2028
April Two Thousand Twenty Three Registered Direct Warrants Modified [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	487,451			487,451		487,451
Exercise price	$ 3.50			$ 3.50
Expiration date	Oct. 10, 2028			Oct. 10, 2028
May Two Thousand Twenty Three Private Investment In Public Equity Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	581,394			581,394
Exercise price	$ 10.00			$ 10.00			$ 10.00
Expiration date	May 17, 2028			May 17, 2028			May 17, 2028
June Two Thousand Twenty Three Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	50,000	[5]		50,000
Exercise price	$ 5.895	[5]		$ 8.10
Expiration date	Jun. 20, 2028			Jun. 20, 2028
June Two Thousand Twenty Three Loan Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	300,000			300,000
Exercise price	$ 8.10			$ 8.10
Expiration date	Jun. 20, 2028			Jun. 20, 2028
July Two Thousand Twenty Three Registered Direct Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	857,142			857,142
Exercise price	$ 3.50			$ 3.50
Expiration date	Jan. 31, 2029			Jan. 31, 2029
January Two Thousand Twenty Four Pipe Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	535,274
Exercise price	$ 2.4898
Expiration date	Jan. 16, 2029
January 2024 Bridge Loan Tranche One Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	1,650,000
Exercise price	$ 2.4898
Expiration date	Jan. 16, 2029
January Two Thousand Twenty Four Bridge Loan Tranche Two Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	1,350,000
Exercise price	$ 2.988
Expiration date	Jul. 15, 2029
March 2024 Rwi Forbearance Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares	300,000
Exercise price	$ 5.895
Expiration date	Jun. 20, 2028

[1]	In connection with the execution of the January 2024 PIPE described above, the Company agreed to reprice 652,981 legacy warrants held by Dragasac with a previous exercise price of $67.70 to a new exercise price of $2.4898. The term of the warrants was unchanged.
[2]	The exercise price is the lesser of $67.70 per share or 80% of either (i) the value attributed to one share of Legacy Celularity Series B Preferred Stock upon consummation of a change in control or the closing of a strategic transaction or (ii) the price at which one share of common stock is sold to the public market in an initial public offering.
[3]	The number of Public Warrants and Sponsor Warrants outstanding was not adjusted for the reverse stock split. There are 14,374,478 Public Warrants and 8,499,999 Sponsor Warrants outstanding. After the reverse stock split, the number of warrants outstanding remains the same. However, each outstanding warrant is now exercisable for one-tenth of a share of Class A common stock, and the exercise price per share was adjusted to $115.00 as a result of the split.
[4]	The number of Public Warrants and Sponsor Warrants outstanding was not adjusted for the reverse stock split. There are 14,374,478 Public Warrants and 8,499,999 Sponsor Warrants outstanding. After the reverse stock split, the number of warrants outstanding remains the same. However, each outstanding warrant is now exercisable for one-tenth of a share of Class A common stock, and the exercise price per share was adjusted to $115.00 as a result of the split.
[5]	In connection with the execution of the Starr Forbearance Agreement on March 13, 2024, described above under Warrant Modification and further in Note 7, the Company agreed to reprice 75,000 warrants with a previous exercise price of $7.10 and 50,000 warrants with a previous exercise price of $8.10 held by C.V. Starr to a new exercise price of $5.895. The term of the warrants was unchanged.